Trade Receivables (Details) - Schedule of trade receivables - USD ($)	Jun. 30, 2022	Dec. 31, 2021
Schedule Of Trade Receivables Abstract
Trade receivable	$ 5,530,185	$ 4,939,568
Impairment provision for trade receivables	(66,116)
Trade receivable, net	$ 5,464,069	$ 4,939,568